AMERICAN INDEPENDENCE FUNDS TRUST

SUPPLEMENT DATED OCTOBER 29, 2010
TO

THE PROSPECTUS DATED MARCH 1, 2010
(AS SUPPLEMENTED THROUGH OCTOBER 25, 2010)

NESTEGG TARGET DATE FUNDS

NESTEGG 2050 FUND

(TICKER SYMBOLS: NEFTX, NEFAX)

(the “Fund”)

At a Board meeting held on June 25, 2010, the Board of Trustees of the American Independence Funds Trust, including a majority of the Independent Trustees, unanimously approved a sub-advisory agreement (the “New Agreement”) between American Independence Financial Services, LLC (“AIFS”) and American Yellowstone Advisors, LLC with respect to the growth allocation of the NestEgg Target Date Funds, subject to the approval of the Fund’s shareholders.

Shareholders of record will receive a proxy statement on or around November 26, 2010, containing additional details regarding the New Agreement and the special meeting.

American Yellowstone Advisors, LLC (“AYA”) will serve as the Sub-Advisor to the Fund. Under AIFS’ supervision, AYA is responsible for making the specific decisions about buying, selling and holding securities; selecting and negotiating with brokers and brokerage firms; and maintaining accurate records for the Fund. American Yellowstone Advisors, LLC, 335 Madison Avenue, Mezzanine, New York, NY 10017, is a jointly owned affiliated registered investment advisor of AIFS and Yellowstone Partners, LLC (“Yellowstone”). Yellowstone is a registered investment advisory firm headquartered in Idaho Falls, Idaho. Yellowstone’s predecessor, The Dowd Company was founded in 1972. The formal name change to Yellowstone Partners necessitated new filing documentation with regulatory agencies in 2005. Yellowstone has offices in St. George and Salt Lake City, Utah, Casper, Wyoming, New York City, and Tacoma, WA. Yellowstone currently manages over five hundred accounts totaling approximately $400 million in assets of which 42% is institutional in nature.

The Prospectus is hereby amended and supplemented, effective of November 1, 2010, to reflect the following changes:

1.  Under the Fund’s FUND SUMMARY in the sub-section entitled “Portfolio Management”, the following changes are effective:

a. The table for the portfolio managers is replaced with the following table:

Manager Name	Primary Title	Managed the Fund Since
T. Kirkham Barneby	Chief Strategist & Portfolio Manager, Taxable Fixed Income	2008
Glenn Dorsey	Portfolio Manager	2008
Jeffrey Miller	Portfolio Manager	2010
Dixon Morgan	Portfolio Manager	2010
Robert Natale	Portfolio Manager	2010

b. The following shall be added below “Investment Adviser”:

Sub-Adviser. American Yellowstone Advisors, LLC (“AYA”) is located at 335 Madison Avenue, Mezzanine, New York, NY.

2. Under MORE ABOUT THE FUND in the sub-section entitled “Fund Management”, the following shall be added at the end of the section:

Sub-Adviser

American Yellowstone Advisors, LLC (“AYA”) is located at 335 Madison Avenue, Mezzanine, New York, NY.

AYA is a jointly owned affiliated registered investment advisor of AIFS and Yellowstone Partners, LLC (“Yellowstone”). Yellowstone is a registered investment advisory firm headquartered in Idaho Falls, Idaho. Yellowstone’s predecessor, The Dowd Company was founded in 1972. The formal name change to Yellowstone Partners necessitated new filing documentation with regulatory agencies in 2005. Yellowstone has offices in St. George and Salt Lake City, Utah, Casper, Wyoming, New York City, and Tacoma, WA. Yellowstone currently manages over five hundred accounts totaling approximately $400 million in assets of which 42% is institutional in nature.

Mr. Robert Natale is responsible for the day-to-day management of the Fund.

His biographical information is set forth below.

Portfolio Manager

Mr. Robert Natale joined Yellowstone Partners on April 1st, 2010 as the Senior Portfolio Manager for both the Small and Large Cap growth portfolios. Prior to working for Yellowstone, Mr. Natale worked for Eagle Asset Management from September 2008 to March 2010.  While there he was the Managing Director and Portfolio Manager for Eagle’s Large Cap Growth portfolio.  Previous to working for Eagle, Mr. Natale worked for Bear Stearns Asset Management. As a Portfolio Manager for Bear Stearns, Mr. Natale managed the S&P STARS Fund, which he helped launch in 1995 while working for Standard & Poor’s. He managed approximately $1.35 billion in Large Cap Growth Portfolios. Mr. Natale was with Bear Stearns from 1998 until April, 2008.  Before Bear Stearns, Mr. Natale was the Director of Equity Research and assisted in the design and development of the proprietary Stock Appreciation Ranking System (“STARS”) model for Standard & Poor’s. Mr. Natale was with Standard & Poor’s for 19 years (1979-1998). Mr. Natale gained a Bachelor of Arts degree from Fordham University as well as both a Masters of Arts and Masters of Business Administration from New York University. Mr. Natale is also a Chartered Financial Analyst.

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AMERICAN INDEPENDENCE FUNDS TRUST

SUPPLEMENT DATED OCTOBER 29, 2010
TO

THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2010
(AS SUPPLEMENTED THROUGH OCTOBER 25, 2010)

NESTEGG TARGET DATE FUNDS

NESTEGG 2050 FUND

(TICKER SYMBOLS: NEFTX, NEFAX)

 (the “Fund”)

At a Board meeting held on June 25, 2010, the Board of Trustees of the American Independence Funds Trust, including a majority of the Independent Trustees, unanimously approved a sub-advisory agreement (the “New Agreement”) between American Independence Financial Services, LLC (“AIFS”) and American Yellowstone Advisors, LLC with respect to the NestEgg Target Date Funds, of which the Fund named above is one of five NestEgg Target Date Funds, subject to the approval of the Fund’s shareholders.

Shareholders of record will receive a proxy statement on or around November 26, 2010, containing additional details regarding the New Agreement and the special meeting.

The Statement of Additional Information is hereby amended and supplemented, effective November 1, 2010, to reflect the inclusion of the following sub-section entitled “Sub-Adviser” under the section “Management of the Trust”:

Sub-Adviser.

American Yellowstone Advisors, LLC (“AYA”).  Pursuant to an interim sub-advisory agreement AYA serves as investment sub-adviser to the NestEgg Target Date Funds and is responsible for the day-to-day management of the Fund’s growth allocation of the portfolios. AYA, located at 335 Madison Avenue, Mezzanine, New York, NY 10017, is an investment management firm registered with the SEC under the Investment Advisers Act of 1940. AYA manages the day-to-day investment and the reinvestment of the assets of the American Independence NestEgg Target Date Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Advisor and the Board and the officers of the Trust. AYA is a jointly owned affiliated registered investment advisor of AIFS and Yellowstone Partners, LLC (“Yellowstone”). Yellowstone is a registered investment advisory firm headquartered in Idaho Falls, Idaho. Yellowstone’s predecessor, The Dowd Company was founded in 1972. The formal name change to Yellowstone Partners necessitated new filing documentation with regulatory agencies in 2005. Yellowstone has offices in St. George and Salt Lake City, Utah, Casper, Wyoming, New York City and Tacoma, WA. Yellowstone currently manages over five hundred accounts totaling approximately $400 million in assets of which 42% is institutional in nature.

On a day-to-day basis, Robert Natale is primarily responsible for the management of the growth allocation of the NestEgg Target Date Funds.

Mr. Robert Natale joined Yellowstone Partners on April 1st, 2010 as the Senior Portfolio Manager for both the Small and Large Cap growth portfolios. Prior to working for Yellowstone, Mr. Natale worked for Eagle Asset Management from September 2008 to March 2010.  While there he was the Managing Director and Portfolio Manager for Eagle’s Large Cap Growth portfolio.  Previous to working for Eagle, Mr. Natale worked for Bear Stearns Asset Management. As a Portfolio Manager for Bear Stearns, Mr. Natale managed the S&P STARS Fund, which he helped launch in 1995 while working for Standard & Poor’s. He managed approximately $1.35 billion in Large Cap Growth Portfolios. Mr. Natale was with Bear Stearns from 1998 until April, 2008.  Before Bear Stearns, Mr. Natale was the Director of Equity Research and assisted in the design and development of the proprietary Stock Appreciation Ranking System (“STARS”) model for Standard & Poor’s. Mr. Natale was with Standard & Poor’s for 19 years (1979-1998). Mr. Natale gained a Bachelor of Arts degree from Fordham University as well as both a Masters of Arts and Masters of Business Administration from New York University. Mr. Natale is also a Chartered Financial Analyst.

BENEFICIAL OWNERSHIP BY PORTFOLIO MANAGER. As of the date of this sticker, the portfolio manager responsible for the day to day management of the Fund did not own any shares of the NestEgg Target Date Funds or of any fund in the Trust.

ACCOUNT MANAGEMENT DISCLOSURES. Including the Fund and the other NestEgg Target Date Funds, the portfolio manager is responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	No. of Accts.	Total Assets	No. of Accts.	Total Assets	No. of Accts.	Total Assets
Robert Natale	0	$0	20	$8,690,068	0	$0

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